Deferred Government Subsidy (Details) - 6 months ended Jun. 30, 2022	USD ($)	CNY (¥)
Deferred Government Subsidy (Details) [Line Items]
Government subsidy	$ 2,980,004	¥ 20,000,000
GMB BJ planned [Member]
Deferred Government Subsidy (Details) [Line Items]
Future incremental costs		¥ 21,926,900